LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communications - 4.3%
Cable & Satellite - 4.3%
Liberty Global plc - Classs C (a)	562,979	$ 12,954,147

Consumer Discretionary - 10.4%
Apparel & Textile Products - 2.5%
Hanesbrands, Inc.	500,598	7,654,143

Automotive - 0.6%
Adient plc (a)	100,820	1,748,219

Home & Office Products - 5.1%
Whirlpool Corporation	85,842	15,255,840

Retail - Discretionary - 2.2%
Qurate Retail, Inc. - Series A (a)	586,071	6,476,085

Energy - 5.7%
Oil & Gas Producers - 5.7%
EOG Resources, Inc.	182,946	8,294,772
Suncor Energy, Inc.	549,171	8,803,211
		17,097,983
Financials - 18.0%
Asset Management - 6.2%
Affiliated Managers Group, Inc.	69,382	4,763,074
Ameriprise Financial, Inc.	89,262	13,996,282
		18,759,356
Insurance - 6.6%
Assurant, Inc.	81,419	9,897,293
Lincoln National Corporation	271,553	9,789,486
		19,686,779
Specialty Finance - 5.2%
AerCap Holdings N.V. (a)	238,034	7,038,666
Air Lease Corporation	167,602	5,209,070
Alliance Data Systems Corporation	73,820	3,330,020
		15,577,756
Health Care - 4.9%
Health Care Facilities & Services - 4.9%
HCA Healthcare, Inc.	108,918	14,782,351

Industrials - 13.0%
Engineering & Construction - 3.2%
Quanta Services, Inc.	191,368	9,807,610

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 13.0% (Continued)
Industrial Support Services - 5.2%
United Rentals, Inc. (a)	88,320	$ 15,637,056

Transportation & Logistics - 4.6%
XPO Logistics, Inc. (a)	155,397	13,716,893

Materials - 16.0%
Chemicals - 7.5%
Celanese Corporation	137,500	13,908,125
Univar Solutions, Inc. (a)	263,587	4,794,648
W.R. Grace & Company	91,645	3,730,868
		22,433,641
Containers & Packaging - 8.5%
Berry Global Group, Inc. (a)	194,686	10,034,116
Crown Holdings, Inc. (a)	169,673	13,039,370
O-I Glass, Inc.	238,435	2,594,173
		25,667,659
Technology - 23.1%
Semiconductors - 4.9%
Broadcom, Inc.	42,661	14,809,766

Technology Hardware - 18.2%
Arrow Electronics, Inc. (a)	109,875	8,631,780
CommScope Holding Company, Inc. (a)	238,841	2,460,062
Dell Technologies, Inc. - Class C (a)	261,655	17,290,162
Flex Ltd. (a)	687,921	7,470,822
SYNNEX Corporation	70,202	8,926,184
Western Digital Corporation	254,670	9,784,422
		54,563,432
Utilities - 3.5%
Electric Utilities - 3.5%
NRG Energy, Inc.	302,450	10,407,304

Total Common Stocks (Cost $245,444,711)		$ 297,036,020

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (b) (Cost $2,995,396)	2,995,396	$ 2,995,396

Investments at Value - 99.9% (Cost $248,440,107)		$ 300,031,416

Other Assets in Excess of Liabilities - 0.1%		229,625

Net Assets - 100.0%		$ 300,261,041

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2020.

See accompanying notes to Schedules of Investments.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Canada - 16.1%
Element Fleet Management Corporation	5,060	$ 41,632
Fairfax Financial Holdings Ltd.	118	36,381
Linamar Corporation	697	21,859
Suncor Energy, Inc.	2,081	33,398
TFI International, Inc.	926	40,941
		174,211
Denmark - 2.7%
ISS A/S (a) (b)	1,903	29,305

Finland - 2.2%
Konecranes OYJ (a)	829	23,640

France - 14.0%
Atos SE (a) (b)	610	52,854
Bollore S.A. (a)	13,769	51,746
Elis S.A. (a) (b)	1,462	18,880
SPIE S.A. (a)	1,670	28,328
		151,808
Hong Kong - 2.9%
CK Hutchison Holdings Ltd. (a)	4,800	31,393

Japan - 29.0%
Air Water, Inc. (a)	2,000	28,073
Hitachi Ltd. (a)	1,300	43,251
ITOCHU Corporation (a)	1,900	48,761
Kinden Corporation (a)	1,000	16,497
Kyudenko Corporation (a)	600	17,142
NIPPO Corporation (a)	900	23,309
SK Kaken Company Ltd. (a)	100	37,503
Sony Corporation (a)	600	46,985
Suzuki Motor Corporation (a)	1,300	53,222
		314,743
Netherlands - 12.6%
AerCap Holdings N.V. (b)	1,067	31,551
Exor N.V. (a)	786	46,344
NXP Semiconductors N.V.	463	58,227
		136,122
Spain - 3.0%
Grupo Catalana Occidente S.A. (a)	1,246	32,443

Sweden - 3.2%
Intrum AB (a)	1,383	35,154

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
United Kingdom - 11.7%
Ashtead Group plc (a)	1,732	$ 60,038
Babcock International Group plc (a) (b)	5,383	19,477
Liberty Global plc - Class A (b)	2,011	46,997
		126,512

Total Common Stocks (Cost $1,035,653)		$ 1,055,331

Money Market Funds - 1.4%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (c) (Cost $14,747)	14,747	$ 14,747

Investments at Value - 98.8% (Cost $1,050,400)		$ 1,070,078

Other Assets in Excess of Liabilities - 1.2%		12,932

Net Assets - 100.0%		$ 1,083,010

(a)	Level 2 security (Note 2).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2020.

See accompanying notes to Schedules of Investments.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2020 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 9.1%
Cable & Satellite	4.3%
Entertainment Content	4.8%
Consumer Discretionary - 6.9%
Automotive	6.9%
Consumer Staples - 7.4%
Retail - Consumer Staples	2.9%
Wholesale - Consumer Staples	4.5%
Energy - 3.1%
Oil & Gas Producers	3.1%
Financials - 16.8%
Asset Management	4.3%
Insurance	6.3%
Specialty Finance	6.2%
Industrials - 33.5%
Commercial Support Services	4.4%
Diversified Industrials	4.0%
Engineering & Construction	7.9%
Industrial Support Services	9.4%
Machinery	2.2%
Transportation & Logistics	5.6%
Materials - 6.0%
Chemicals	6.0%
Technology - 14.6%
Semiconductors	5.4%
Technology Hardware	4.3%
Technology Services	4.9%
97.4%

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) each value its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2020:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$ 297,036,020	$ -	$ -	$ 297,036,020
Money Market Funds	2,995,396	-	-	2,995,396
Total	$ 300,031,416	$ -	$ -	$ 300,031,416

Lyrical International Value Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$ 310,986	$ 744,345	$ -	$ 1,055,331
Money Market Funds	14,747	-	-	14,747
Total	$ 325,733	$ 744,345	$ -	$ 1,070,078

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

LYRICAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2020:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund

Tax cost of portfolio investments	$ 276,484,920	$ 1,052,121

Gross unrealized appreciation	$ 69,172,097	$ 114,294
Gross unrealized depreciation	(45,625,601)	(96,337)
Net unrealized appreciation	$ 23,546,496	$ 17,957

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector and Country Risks

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2020, Lyrical International Value Equity Fund had 33.5% of the value of its net assets invested in stocks within the Industrials sector.

As of August 31, 2020, Lyrical International Value Equity Fund had 29.0% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.